Note 4 - Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Impairment of Oil and Gas Properties	$ 0	$ 0
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure		0
Financial and Nonfinancial Liabilities, Fair Value Disclosure		$ 0